UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


				        FORM N-Q

		  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANIES



             Investment Company Act file number 811-06231
- -----------------------------------------------------------------------


                              GIAC Funds, Inc.
- -----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


                  7 Hanover Square New York, N.Y. 10004
- -----------------------------------------------------------------------
          (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                          Thomas G. Sorell
     GIAC Funds, Inc.                       GIAC Funds, Inc.
     7 Hanover Square                       7 Hanover Square
     New York, N.Y. 10004                   New York, N.Y. 10004

- -----------------------------------------------------------------------
		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
- -----------------------------------------------------------------------


		Date of fiscal year end:  December 31
- -----------------------------------------------------------------------

 		Date of reporting period:  March 31, 2006
- -----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Baillie Gifford International Growth Fund

Schedule of Investments

March 31, 2006 (Unaudited)


Shares                                                     Value
------------------------------------------------------------------------
Common Stocks - 95.9%
Australia - 5.0%
Beverages - 0.3%
            196,500   Fosters Group Ltd.              $          747,503
Commercial Banks - 1.1%
             72,754   Australia and NZ Banking
                         Group Ltd.                            1,381,206
             71,000   Westpac Banking Corp.                    1,211,590
                                                        ----------------
                                                               2,592,796
Commercial Services and Supplies - 0.4%
            128,000   Brambles Inds. Ltd.                        985,767
Construction Materials - 0.2%
             78,000   James Hardie Inds. NV                      529,735
Food and Staples Retailing - 0.5%
             90,700   Woolworths Ltd.                          1,223,526
Insurance - 0.3%
             95,000   Amp Ltd.                                   590,744
Media - 0.2%
            126,000   John Fairfax Hldgs. Ltd.                   361,968
Metals and Mining - 1.3%
            155,956   BHP Billiton Ltd.                        3,128,353
Oil, Gas and Consumable Fuels - 0.4%
             27,900   Woodside Petroleum Ltd.                    909,034
Real Estate - 0.3%
             61,000   Westfield Group                            747,277
                                                        ----------------

                                                              11,816,703

Brazil - 0.1%
Diversified Telecommunication Services - 0.1%
             19,000   Telecom. Norte Leste
                         Participacoes ADR                       316,920
Denmark - 3.4%
Chemicals - 1.1%
             39,900   Novozymes AS - Class B                   2,709,672
Commercial Banks - 2.3%
            144,320   Danske Bank AS                           5,364,139
                                                        ----------------

                                                               8,073,811

Finland - 2.0%
Construction and Engineering - 2.0%
            115,400   Kone OYJ - Class B                       4,758,263
France - 10.0%
Beverages - 0.9%
             11,080   Pernod-Ricard S.A.                       2,126,272
Diversified Financial Services - 1.5%
             29,692   Eurazeo                                  3,584,193
Health Care Equipment and Supplies - 1.9%
             50,410   Essilor Int'l. S.A.                      4,503,411
Oil, Gas and Consumable Fuels - 2.4%
             21,630   Total S.A.                               5,715,603
Personal Products - 1.9%
             49,406   L'Oreal S.A.                             4,359,746
Pharmaceuticals - 1.4%
             34,620   Sanofi-Aventis                           3,298,708
                                                        ----------------

                                                              23,587,933

Germany - 7.2%
Diversified Financial Services - 1.0%
             16,400   Deutsche Boerse AG                       2,368,852
Health Care Providers and Services - 2.1%
             51,278   Celesio AG                               4,860,418


Shares                                                      Value
------------------------------------------------------------------------

Multi-Utilities - 1.0%
             27,000   RWE AG*                          $       2,353,728
Software - 1.9%
             20,598   SAP AG                                   4,475,581
Textiles, Apparel and Luxury Goods - 1.2%
             14,590   Adidas-Salomon AG                        2,889,987
                                                        ----------------

                                                              16,948,566

Hong Kong - 1.7%
Commercial Banks - 0.2%
            202,000   BOC Hong Kong Hldgs. Ltd.                  406,085
Distributors - 0.4%
            410,000   Li & Fung Ltd.                             924,619
Diversified Financial Services - 0.3%
            106,000   Hong Kong Exchanges &
                         Clearing Ltd                            638,600
Media - 0.1%
             66,000   Television Broadcasts Ltd.                 373,379
Real Estate - 0.7%
             90,000   Cheung Kong Hldgs. Ltd.                    952,777
            405,000   Hang Lung Pptys. Ltd.                      772,427
                                                        ----------------

                                                               1,725,204
                                                        ----------------

                                                               4,067,887

Ireland - 3.5%
Commercial Banks - 1.5%
            147,110   Allied Irish Banks PLC                   3,517,674
Construction Materials - 2.0%
            133,450   CRH PLC                                  4,665,070
                                                        ----------------

                                                               8,182,744

Japan - 23.2%
Auto Components - 1.0%
            109,000   Bridgestone Corp.                        2,277,501
Automobiles - 1.6%
            310,200   Nissan Motor Co. Ltd.                    3,690,877
Building Products - 1.6%
            250,000   Asahi Glass Co.                          3,742,713
Commercial Banks - 1.3%
                205   Mitsubishi UFJ Financial Group,
                         Inc.                                  3,140,559
Diversified Financial Services - 0.8%
             32,500   Promise Co.                              1,969,446
Electronic Equipment and Instruments - 2.9%
             12,430   Keyence Corp.                            3,237,227
             34,000   Nidec Corp.                              2,795,353
             68,000   YASKAWA Electric Corp.                     769,156
                                                        ----------------

                                                               6,801,736
Insurance - 1.2%
            210,000   Mitsui Sumitomo Insurance Co.            2,861,484
Internet Software and Services - 0.7%
              1,851   Rakuten, Inc.                            1,685,663
Machinery - 1.2%
             83,300   Daikin Inds. Ltd.                        2,920,941
Marine - 1.1%
            369,000   Mitsui O.S.K. Lines Ltd.                 2,499,885
Office Electronics - 1.8%
             64,100   Canon, Inc.                              4,249,875
Paper and Forest Products - 0.8%
                461   Nippon Paper Group, Inc.                 1,997,098


Shares                                                       Value
------------------------------------------------------------------------

Real Estate - 1.0%
             87,000   Sumitomo Realty & Dev't. Co. Ltd. $      2,413,890
Road and Rail - 1.0%
            351,000   Tokyu Corp.                              2,368,977
Specialty Retail - 1.2%
             24,400   Yamada Denki Co. Ltd.                    2,818,060
Tobacco - 1.1%
                755   Japan Tobacco, Inc.                      2,660,283
Trading Companies and Distributors - 2.1%
             33,400   Hitachi High-Technologies Corp.            884,072
            282,000   Mitsui & Co. Ltd.                        4,084,974
                                                        ----------------

                                                               4,969,046
Wireless Telecommunication Services - 0.8%
                349   KDDI Corp.                               1,868,343
                                                        ----------------

                                                              54,936,377

Luxembourg - 1.2%
Wireless Telecommunication Services - 1.2%
            172,000   SES Global                               2,743,285
New Zealand - 0.2%
Diversified Telecommunication Services - 0.2%
            121,400   Telecom. Corp. of New Zealand              414,496
Russia - 0.4%
Wireless Telecommunication Services - 0.4%
             27,000   Mobile TeleSystems ADR                     893,700
Singapore - 0.5%
Industrial Conglomerates - 0.2%
             64,000   Keppel Corp. Ltd.                          546,585
Media - 0.3%
            210,000   Singapore Press Hldgs. Ltd.                584,832
                                                        ----------------

                                                               1,131,417

South Africa - 1.0%
Oil, Gas and Consumable Fuels - 1.0%
             60,700   Sasol Ltd.                               2,297,823
South Korea - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
              3,900   Samsung Electronics Co. Ltd. GDR+        1,274,325
Spain - 2.0%
Diversified Financial Services - 0.8%
             39,900   Corp. Financiera Alba S.A.               2,024,400
Tobacco - 1.2%
             62,720   Altadis S.A.                             2,816,792
                                                        ----------------

                                                               4,841,192

Sweden - 8.9%
Commercial Banks - 2.5%
            210,987   Svenska Handelsbanken AB - Class A       5,880,177
Communications Equipment - 1.1%
            684,620   LM Ericsson - Class B                    2,608,664
Health Care Equipment and Supplies - 1.2%
            170,480   Getinge AB - Class B                     2,765,163
Machinery - 4.1%
            260,610   Atlas Copco AB - Class B                 6,827,038
             50,544   Sandvik AB                               2,996,236
                                                        ----------------

                                                               9,823,274
                                                        ----------------

                                                              21,077,278


Shares                                                      Value
------------------------------------------------------------------------

Switzerland - 6.0%
Commercial Banks - 2.0%
             43,650   UBS AG                            $      4,798,434
Electrical Equipment - 3.0%
            559,200   ABB Ltd.*                                7,061,636
Machinery - 1.0%
             43,320   Schindler Hldg. AG                       2,311,242
                                                        ----------------

                                                              14,171,312

United Kingdom - 19.1%
Commercial Banks - 3.3%
            164,888   Royal Bank of Scotland                   5,371,421
             96,000   Standard Chartered PLC                   2,390,984
                                                        ----------------

                                                               7,762,405
Commercial Services and Supplies - 1.2%
            187,000   Capita Group PLC                         1,494,478
            467,000   Hays PLC                                 1,317,844
                                                        ----------------

                                                               2,812,322
Health Care Equipment and Supplies - 0.6%
            149,000   Smith & Nephew PLC                       1,324,249
Hotels, Restaurants and Leisure - 1.7%
             46,200   Carnival PLC                             2,274,002
            269,000   Ladbrokes PLC                            1,819,970
                                                        ----------------

                                                               4,093,972
Media - 0.9%
            225,966   Yell Group PLC                           2,139,949
Metals and Mining - 0.9%
            118,000   BHP Billiton PLC                         2,158,011
Oil, Gas and Consumable Fuels - 3.1%
            247,000   BG Group PLC                             3,090,936
             67,500   Cairn Energy PLC*                        2,494,739
            414,018   John Wood Group PLC                      1,821,806
                                                        ----------------

                                                               7,407,481
Pharmaceuticals - 1.4%
            129,877   GlaxoSmithKline PLC                      3,399,626
Specialty Retail - 1.2%
            661,000   Kingfisher PLC                           2,753,400
Tobacco - 2.0%
            152,000   Gallaher Group PLC                       2,220,676
             83,900   Imperial Tobacco Group PLC               2,490,909
                                                        ----------------

                                                               4,711,585
Trading Companies and Distributors - 1.0%
             94,000   Wolseley PLC                             2,311,743
Wireless Telecommunication Services - 1.8%
          2,002,188   Vodafone Group                           4,196,181
                                                        ----------------

                                                              45,070,924
                                                        ----------------

                   Total Common Stocks
(Cost $147,816,956)                                          226,604,956

Preferred Stocks - 1.9%
Brazil - 1.9%
Commercial Banks - 0.5%
             43,000   Banco Itau Hldgs. Financeira S.A. $      1,280,110
Oil, Gas and Consumable Fuels - 1.4%
             40,600   Petroleo Brasileiro S.A. ADR             3,241,910
                                                        ----------------
                   Total Preferred Stocks
(Cost $2,146,340)                                              4,522,020


Principal
Amount                                                      Value
------------------------------------------------------------------------

Repurchase Agreement - 2.5%
 $        5,766,000   State Street Bank and Trust Co.
                      repurchase agreement,
                      dated 3/31/2006, maturity
                      value $5,767,105 at
                      2.30%, due 4/3/2006(1)
                         (Cost $5,766,000)              $      5,766,000

Total Investments - 100.3%
(Cost $155,729,296)                                          236,892,976
Liabilities in Excess of Cash, Receivables
and Other Assets - (0.3%)                                       -696,693
Net Assets - 100%                                       $    236,196,283


*  Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resoldin transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $1,274,325 representing 0.5% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Directors.
(1)The repurchase agreement is fully collateralized by $5,965,000 in U.S. Treasury Notes, 4.00%, due 6/15/2009, with a value of $5,885,355.
Glossary of Terms:
                   ADR - American Depositary Receipt.
                   GDR - Global Depositary Receipt.

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     82,047,413
Gross unrealized depreciation .................         (883,733)
					          --------------
Net unrealized appreciation ................... $     81,163,680
                                                  ==============
-------------------------------------------------------------------

Baillie Gifford Emerging Markets Fund

 Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                                   Value
---------------------------------------------------------------

Common Stocks - 92.9%
Argentina - 0.1%
Food and Staples Retailing - 0.1%
     21,900     Imp. Y Exp. Patagonia            $      131,596
Brazil - 6.1%
Diversified Telecommunication Services - 0.2%
     19,000     Telecom. Norte Leste Participacoes A    316,920
Media - 1.1%
  3,193,545     Net Servicos de Comunicacao S.A.*     1,616,612
Metals and Mining - 0.8%
     24,300     Comp. Vale Do Rio Doce ADR            1,179,279
Oil, Gas and Consumable Fuels - 4.0%
     69,431     Petroleo Brasileiro S.A. ADR          6,017,585
                                                     -----------
                                                      9,130,396

Chile - 0.5%
Commercial Banks - 0.5%
     17,600     Banco Santander Chile ADR               767,360
Egypt - 1.3%
Wireless Telecommunication Services - 1.3%
     35,842     Orascom Telecom Hldg. SAE GDR         1,960,557
Hong Kong - 2.4%
Diversified Telecommunication Services - 0.5%
    410,000     Hutchison Telecom. Int'l. Ltd.*         700,069
Electronic Equipment and Instruments - 0.4%
    192,000     Kingboard Chemical Hldgs. Ltd.          581,447
Wireless Telecommunication Services - 1.5%
    440,000     China Mobile (Hong Kong) Ltd.         2,310,582
                                                     -----------
                                                      3,592,098

Hungary - 1.1%
Commercial Banks - 1.1%
     46,500     OTP Bank Rt.                          1,614,613
India - 4.6%
Chemicals - 1.0%
     79,500     Reliance Inds. Ltd.                   1,422,246
Diversified Financial Services - 1.1%
     52,897     Housing Dev. Fin. Corp. Ltd.          1,593,032
Information Technology Services - 2.5%
     56,500     Infosys Technologies Ltd.             3,777,247

                                                      6,792,525

Indonesia - 2.9%
Commercial Banks - 1.4%
  4,766,500     PT Bank Rakyat Indonesia              2,047,909
Diversified Telecommunication Services - 1.5%
  2,895,000     PT Telekomunikasi  Indonesia          2,208,435

                                                      4,256,344

Israel - 2.7%
Chemicals - 0.7%
    190,679     Makhteshim-Agan Inds. Ltd.              993,216
Commercial Banks - 1.0%
    335,000     Bank Hapoalim Ltd.                    1,554,666
Pharmaceuticals - 1.0%
     36,500     Teva Pharmaceutical Inds. Ltd. ADR    1,503,070

                                                      4,050,952

Shares                                                   Value
---------------------------------------------------------------

Malaysia - 2.9%
Diversified Telecommunication Services - 0.9%
    526,000     Telekom Malaysia Berhad          $    1,335,315
Electric Utilities - 0.6%
    341,000     Malakoff Berhad                         847,153
Food Products - 0.9%
    367,000     IOI Corp. Berhad                      1,325,270
Real Estate - 0.2%
    380,000     SP Setia Berhad                         387,934
Transportation Infrastructure - 0.3%
    625,000     PLUS Expressways Berhad                 470,052

                                                      4,365,724

Mexico - 6.1%
Commercial Banks - 1.3%
    811,000     Grupo Fin. Banorte S.A. de C.V.       1,927,232
Construction and Engineering - 0.5%
    239,634     Empresas ICA S.A. de C.V.*              732,160
Food and Staples Retailing - 0.9%
    509,842     Wal-Mart de Mexico S.A. de C.V.*      1,347,229
Household Durables - 0.6%
    189,600     Consorcio Ara S.A. de C.V.              843,711
Wireless Telecommunication Services - 2.8%
     77,200     America Movil S.A. de C.V. ADR        2,644,872
    273,000     America Telecom S.A. de C.V.*         1,595,568
                                                     -----------
                                                      4,240,440

                                                      9,090,772

Mozambique - 0.4%
Metals and Mining - 0.4%
    650,000     Kenmare Resources PLC*                  545,473
People's Republic of China - 2.4%
Oil, Gas and Consumable Fuels - 2.4%
  2,085,000     CNOOC Ltd.                            1,612,124
  1,898,000     PetroChina Co. Ltd.                   1,993,402
                                                     -----------
                                                      3,605,526
                                                     -----------
                                                      3,605,526

Poland - 0.3%
Media - 0.3%
     27,000     Agora S.A.                              411,876
Russia - 7.5%
Diversified Consumer Services - 1.0%
     62,000     AFK Sistema GDR                       1,512,800
Oil, Gas and Consumable Fuels - 5.7%
     57,500     LUKOIL ADR                            4,795,500
     40,800     OAO Gazprom ADR                       3,733,200
                                                     -----------
                                                      8,528,700
Wireless Telecommunication Services - 0.8%
     27,800     VimpelCom ADR*                        1,195,678
                                                     -----------
                                                     11,237,178

South Africa - 11.4%
Commercial Banks - 1.4%
    157,000     Standard Bank Group Ltd.              2,163,054
Food and Staples Retailing - 0.6%
     89,932     Massmart Hldgs. Ltd.                    853,295
Industrial Conglomerates - 1.3%
     67,962     Imperial Hldgs. Ltd.*                 1,888,140

Shares                                                   Value
---------------------------------------------------------------

Media - 1.1%
     82,000     Naspers Ltd.                     $    1,671,974
Metals and Mining - 3.9%
     25,420     Anglo American Platinum Corp.         2,310,226
      9,000     Impala Platinum Hldgs. Ltd.           1,703,493
     40,000     Lonmin PLC*                           1,852,650
                                                     -----------
                                                      5,866,369
Oil, Gas and Consumable Fuels - 2.6%
    101,000     Sasol Ltd.                            3,823,396
Specialty Retail - 0.5%
    108,000     Edgars Consolidated Stores Ltd.         675,373
                                                     -----------
                                                     16,941,601

South Korea - 21.8%
Commercial Services and Supplies - 0.9%
     29,400     S1 Corp.                              1,298,060
Construction and Engineering - 1.6%
     53,310     Hyundai Development Co.               2,438,768
Household Durables - 1.7%
     87,500     Woongjin Coway Co. Ltd.               2,553,003
Industrial Conglomerates - 3.2%
    107,270     Hanwha Corp.                          3,284,395
     41,200     LG Corp.                              1,431,071
                                                     -----------
                                                      4,715,466
Insurance - 3.3%
    350,000     Meritz Fire & Marine Ins. Co. Ltd.*   1,646,169
     24,200     Samsung Fire & Marine Ins. Co. Ltd.*  3,200,432
                                                     -----------
                                                      4,846,601
Marine - 3.0%
     61,000     Daewoo Shipbuilding & Marine
                Engineering Co. Ltd.                  1,616,580
    162,390     Samsung Heavy Inds. Co. Ltd.          2,908,029
                                                     -----------
                                                      4,524,609
Media - 0.8%
      5,700     Cheil Comms., Inc.                    1,217,259
Multiline Retail - 0.9%
     67,950     Lotte Shopping Co. Ltd. GDR*+         1,371,231
Oil, Gas and Consumable Fuels - 1.4%
     68,800     GS Hldgs. Corp.                       2,039,253
Pharmaceuticals - 1.4%
     12,768     Yuhan Corp.                           2,095,915
Trading Companies and Distributors - 3.6%
    205,800     Samsung Corp.                         5,273,936
                                                     -----------
                                                     32,374,101

Taiwan - 11.5%
Chemicals - 1.1%
  1,344,000     Taiwan Fertilizer Co. Ltd.            1,614,862
Commercial Banks - 0.5%
  1,270,000     Taishin Financial Hldgs. Co. Ltd.       700,371
Computers and Peripherals - 1.9%
    103,000     High Tech Computer Corp.              2,817,875
Diversified Financial Services - 2.0%
  1,653,249     Shin Kong Financial Hldg. Co. Ltd.    1,359,944
  3,085,263     SinoPac Hldgs.                        1,563,614
                                                     -----------
                                                      2,923,558
Electronic Equipment and Instruments - 2.8%
    663,608     Hon Hai Precision Inds. Co. Ltd.      4,109,408

Shares                                                   Value
---------------------------------------------------------------

Multiline Retail - 0.6%
  2,115,000     Far Eastern Dept. Stores Ltd.    $      983,918
Semiconductors and Semiconductor Equipment - 2.6%
  1,977,000     Taiwan Semiconductor Mfg.             3,910,329
                                                     -----------
                                                     17,060,321

Thailand - 4.1%
Commercial Banks - 1.2%
    654,000     Bangkok Bank Public Co. Ltd.          1,834,667
Diversified Financial Services - 0.4%
    810,000     TISCO Finance Pub. Co. Ltd.*            578,497
Oil, Gas and Consumable Fuels - 1.6%
    163,300     PTT Exploration & Production Pub. Co  2,319,949
Wireless Telecommunication Services - 0.9%
    598,000     Advanced Info Service Pub. Co. Ltd.   1,408,236
                                                     -----------
                                                      6,141,349

Turkey - 2.8%
Commercial Banks - 2.0%
    613,100     Turkiye Garanti Bankasi A.S.*         2,282,576
    141,600     Turkiye Vakiflar Bankasi T.A.O.*        774,952
                                                     -----------
                                                      3,057,528
Food and Staples Retailing - 0.7%
     31,000     BIM Birlesik Magazalar A.S.*            986,783
Wireless Telecommunication Services - 0.1%
     10,800     Turkcell Iletisim Hizmetleri A.S. AD    180,036
                                                     -----------
                                                      4,224,347

                Total Common Stocks                 138,294,709
                (Cost $88,612,862)

Preferred Stocks - 5.6%
Brazil - 5.6%
Commercial Banks - 3.2%
  1,119,027     Itausa-Investimentos Itau S.A.   $    4,794,358
Electric Utilities - 0.9%
 48,700,000     AES Tiete S.A.                        1,344,685
Metals and Mining - 1.5%
     49,400     Comp. Vale Do Rio Doce                2,125,814
                                                     -----------
                Total Preferred Stocks                8,264,857
                (Cost $2,706,069)

Principal                                                Value
Amount
---------------------------------------------------------------


Repurchase Agreement - 1.2%
$1,805,000      State Street Bank and Trust Co.  $    1,805,000
                repurchase agreement,
                dated 3/31/2006, maturity
                value $1,805,346 at
                2.30%, due 4/3/2006(1)
                (Cost $1,805,000)

Total Investments - 99.7%                           148,364,566
(Cost $93,123,931)
Cash, Receivables, and Other Assets Less Liabilities    442,685

Net Assets - 100%                                $  148,807,251

*  Non-income producing security.
 + Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Trustees and may be resold in transactions exempt from registration, normally to certain qualified buyers. At 3/31/2006, the aggregate market value of these securities amounted to $1,371,231 representing 0.9% of net assets.

(1) The repurchase agreement is fully collateralized by $1,870,000 in U.S. Treasury Notes 4.00%, due 6/15/2009, with a value of $1,845,032.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt .
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     55,757,695
Gross unrealized depreciation .................         (517,060)
					          --------------
Net unrealized appreciation ................... $     55,240,635
                                                  ==============
-------------------------------------------------------------------

Guardian Small Cap Stock Fund

Schedule of Investments

March 31, 2006 (Unaudited)

Shares                                                            Value
------------------------------------------------------------------------
Common Stocks - 99.2%
Aerospace and Defense - 3.2%
    107,300           AAR Corp.*                          $    3,055,904
     42,000           Argon ST, Inc.*                          1,408,260
     31,700           Curtiss-Wright Corp.                     2,098,540
     51,500           EDO Corp.                                1,588,775

                                                               8,151,479

Air Freight and Logistics - 1.1%
     87,000           UTi Worldwide, Inc.                      2,749,200

Airlines - 2.1%
    125,900           Republic Airways Hldgs., Inc.*           1,864,579
    115,800           Skywest, Inc.                            3,389,466

                                                               5,254,045

Biotechnology - 4.5%
     33,900           Albany Molecular Research, Inc.*           344,424
     10,600           Amylin Pharmaceuticals, Inc.*              518,870
     34,900           Cotherix, Inc.*                            318,986
     19,300           Cubist Pharmaceuticals, Inc.*              443,321
     14,600           Digene Corp.*                              570,860
     23,000           Idenix Pharmaceuticals, Inc.*              312,110
     28,100           Illumina, Inc.*                            667,375
    173,700           Immunicon Corp.*                           700,011
     75,400           Incyte Corp.*                              453,908
     25,600           InterMune, Inc.*                           474,624
    103,500           Keryx Biopharmaceuticals, Inc.*          1,977,885
      6,900           Neurocrine Biosciences, Inc.*              445,326
     71,900           PDL BioPharma, Inc.*                     2,358,320
     17,000           Progenics Pharmaceuticals, Inc.*           450,330
     21,700           Serologicals Corp.*                        530,782
      5,800           United Therapeutics Corp.*                 384,424
     15,000           Vertex Pharmaceuticals, Inc.*              548,850

                                                              11,500,406

Capital Markets - 5.7%
     59,100           Affiliated Managers Group, Inc.*         6,300,651
    181,500           Apollo Investment Corp.                  3,232,515
    104,100           Nuveen Investments - Class A             5,012,415

                                                              14,545,581

Chemicals - 1.4%
     42,700           Albemarle Corp.                          1,936,445
     27,400           Cytec Inds., Inc.                        1,644,274

                                                               3,580,719

Commercial Banks - 4.7%
     55,700           Center Financial Corp.                   1,349,611
     77,500           East West Bancorp, Inc.                  2,987,625
     22,900           IBERIABANK Corp.                         1,295,453
     19,300           Placer Sierra Bancshares                   551,015
     33,400           PrivateBancorp, Inc.                     1,385,766
     45,900           Signature Bank*                          1,495,881
     43,100           SVB Financial Group*                     2,286,455
     21,600           Vineyard National Bancorp Co.              632,880

                                                              11,984,686

Commercial Services and Supplies - 6.5%
    149,300           Knoll, Inc.                              3,183,076
     59,400           Korn/Ferry Int'l.*                       1,211,166

Shares                                                            Value
------------------------------------------------------------------------

    167,300           Labor Ready, Inc.*                  $    4,006,835
    167,500           Resources Connection, Inc.*              4,172,425
     59,300           Stericycle, Inc.*                        4,009,866

                                                              16,583,368

Communications Equipment - 2.9%
    293,600           Arris Group, Inc.*                       4,039,936
    153,200           Polycom, Inc.*                           3,321,376

                                                               7,361,312

Computers and Peripherals - 1.5%
    161,000           Palm, Inc.*                              3,728,760

Diversified Consumer Services - 1.7%
     35,100           Bright Horizons Family Solutions, Inc.*  1,359,423
     97,300           Universal Technical Institute, Inc.*     2,928,730

                                                               4,288,153

Diversified Financial Services - 0.7%
     41,500           Int'l. Securities Exchange, Inc.         1,728,475

Diversified Telecommunication Services - 0.7%
     90,800           Iowa Telecom. Svcs., Inc.                1,732,464

Electric Utilities - 0.7%
     72,600           ITC Hldgs. Corp.                         1,905,750

Electronic Equipment and Instruments - 2.0%
     99,100           Benchmark Electronics, Inc.*             3,800,485
     33,600           Plexus Corp.*                            1,262,352

                                                               5,062,837

Energy Equipment and Services - 2.4%
    133,200           TETRA Technologies, Inc.*                6,265,728

Food Products - 2.3%
     78,500           Flowers Foods, Inc.                      2,331,450
    132,900           Hain Celestial Group, Inc.*              3,480,651

                                                               5,812,101

Health Care Equipment and Supplies - 5.6%
    144,900           American Medical Systems Hldgs., Inc.*   3,260,250
    133,400           Conceptus, Inc.*                         1,748,874
     49,500           DJ Orthopedics, Inc.*                    1,968,120
    139,600           Immucor, Inc.*                           4,005,124
     40,500           Integra LifeSciences Hldgs.*             1,659,690
     60,900           Kensey Nash Corp.*                       1,741,740

                                                              14,383,798

Health Care Providers and Services - 0.3%
     25,000           Amedisys, Inc.*                            868,750

Hotels, Restaurants and Leisure - 4.3%
     49,600           Chipotle Mexican Grill, Inc. - Class A*  2,747,344
     44,600           Orient-Express Hotels Ltd. - Class A     1,749,658
     53,800           Rare Hospitality Int'l., Inc.*           1,873,854
    134,900           Sonic Corp.*                             4,739,037

                                                              11,109,893

Household Durables - 1.7%
     65,600           Snap-On, Inc.                            2,500,672

Shares                                                            Value
------------------------------------------------------------------------

     53,100           Standard Pacific Corp.              $    1,785,222

                                                               4,285,894

Insurance - 3.6%
    105,700           Endurance Specialty Hldgs. Ltd.          3,440,535
    107,600           Hanover Insurance Group, Inc.            5,640,392

                                                               9,080,927

Internet Software and Services - 1.5%
    116,500           WebEx Comm., Inc.*                       3,922,555

Machinery - 2.5%
     50,600           Actuant Corp. - Class A                  3,097,732
     62,600           IDEX Corp.                               3,265,842

                                                               6,363,574

Metals and Mining - 1.2%
     70,600           Century Aluminum Co.*                    2,996,970

Oil, Gas and Consumable Fuels - 6.1%
     37,400           Alliance Resource Partners LP            1,350,140
    165,700           Bill Barrett Corp.*                      5,400,163
     95,600           DCP Midstream Partners LP                2,624,220
     66,500           Goodrich Petroleum Corp.*                1,795,500
     82,000           Teekay LNG Partners LP                   2,562,500
     88,900           Western Refining, Inc.                   1,922,018

                                                              15,654,541

Personal Products - 0.5%
    126,500           Playtex Products, Inc.*                  1,324,455

Pharmaceuticals - 1.9%
    104,900           Barrier Therapeutics, Inc.*              1,015,432
    362,600           Discovery Laboratories, Inc.*            2,657,858
     79,450           Salix Pharmaceuticals Ltd.*              1,311,720

                                                               4,985,010

Real Estate - 4.5%
     17,700           Alexandria Real Estate Equities          1,687,341
    156,000           Ashford Hospitality Trust                1,934,400
     97,200           DiamondRock Hospitality Co.              1,342,332
     88,000           New Plan Excel Realty Trust              2,282,720
     42,700           Reckson Assocs. Realty Corp.             1,956,514
     65,100           Tanger Factory Outlet Centers, Inc.      2,240,091

                                                              11,443,398

Road and Rail - 0.9%
    132,100           Werner Enterprises, Inc.                 2,426,677

Semiconductors and Semiconductor Equipment - 4.5%
     85,400           Netlogic Microsystems, Inc.*             3,519,334
    126,000           Trident Microsystems, Inc.*              3,661,560
    158,500           Varian Semiconductor Equipment
                      Assoc., Inc.*                            4,450,680

                                                              11,631,574

Software - 8.9%
     63,500           Ansoft Corp.*                            2,647,315
    132,700           Blackboard, Inc.*                        3,770,007
     96,100           FactSet Research Systems, Inc.           4,262,035
    338,400           Informatica Corp.*                       5,262,120
    132,100           Internet Security Systems, Inc.*         3,167,758

Shares                                                            Value
------------------------------------------------------------------------

    215,680           Parametric Technology Corp.*        $    3,522,054

                                                              22,631,289

Specialty Retail - 2.9%
     87,200           Aeropostale, Inc.*                       2,629,952
    113,400           bebe stores, inc.                        2,088,828
    175,000           Charming Shoppes, Inc.*                  2,602,250

                                                               7,321,030

Thrifts and Mortgage Finance - 3.4%
    162,100           BankAtlantic Bancorp, Inc. - Class A     2,332,619
     77,000           BankUnited Financial Corp. - Class A     2,082,080
    218,700           Commercial Capital Bancorp, Inc.         3,074,922
     23,600           Triad Guaranty, Inc.*                    1,106,840

                                                               8,596,461

Wireless Telecommunication Services - 0.8%
     91,600           SBA Comm. Corp. - Class A*               2,144,356

                      Total Common Stocks                    253,406,216
                      (Cost $212,553,064)

Principal                                                         Value
Amount
------------------------------------------------------------------------

Repurchase Agreement - 0.4%
$1,149,000            State Street Bank and Trust Co.     $    1,149,000
                      repurchase agreement,
                      dated 3/31/2006, maturity
                      value $1,149,445 at
                      4.65%, due 4/3/2006(1)
                        (Cost $1,149,000)

Total Investments - 99.6%                                    254,555,216
(Cost $213,702,064)
Cash, Receivables, and Other
Assets Less Liabilities - 0.4%                                   940,462

Net Assets - 100%                                         $  255,495,678


*  Non-income producing security.
(1)The repurchase agreement is fully collateralized by $1,145,000 in U.S. Government Agency, 5.25%, due 4/15/2007, with a value of $1,173,625.
-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     45,229,326
Gross unrealized depreciation .................       (4,376,174)
					          --------------
Net unrealized appreciation ................... $     40,853,152
-------------------------------------------------------------------
- -------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
     rule 30a-3(d) under the 1940 Act)   that occurred during the
     registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The GIAC Funds, Inc.


Date:     April 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          GIAC Funds, Inc.


Date:    April 26, 2006





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           GIAC Funds, Inc.


Date:     April 26, 2006